PROVISIONS AND CONTINGENT LIABILITIES - Changes in provisions of financial guarantees and loan commitments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	$ (16,822,754)
Ending Balance	(29,553,003)	$ (16,822,754)
Stage 3
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	(1,054,240)
Ending Balance	(1,395,831)	(1,054,240)
Stage 3 | Allowance
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	471,969
Ending Balance	588,847	471,969
Financial guarantees and loan commitments | Allowance
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	148,331	127,659
Transfers	86,106	26,368
Transfer to stage 1	30,873	8,922
Transfer to stage 2	80,620	41,981
Transfer to stage 3	(25,387)	(24,535)
Provisions recognised during the period	144,687	62,943
Provisions reversed during the period	(71,547)	(69,200)
Translation adjustment	656	561
Ending Balance	308,233	148,331
Financial guarantees and loan commitments | Stage 1 | Allowance
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	119,865	112,754
Transfers	30,893	10,530
Transfer to stage 1	75,694	44,126
Transfer to stage 2	(34,778)	(28,589)
Transfer to stage 3	(10,023)	(5,007)
Provisions recognised during the period	95,212	57,377
Provisions reversed during the period	(54,823)	(61,265)
Translation adjustment	1,450	469
Ending Balance	192,597	119,865
Financial guarantees and loan commitments | Stage 2 | Allowance
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	28,433	14,890
Transfers	54,918	15,810
Transfer to stage 1	(44,821)	(35,204)
Transfer to stage 2	115,398	70,573
Transfer to stage 3	(15,659)	(19,559)
Provisions recognised during the period	9,283	5,564
Provisions reversed during the period	(16,724)	(7,923)
Translation adjustment	(775)	92
Ending Balance	75,135	28,433
Financial guarantees and loan commitments | Stage 3 | Allowance
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	33	15
Transfers	295	28
Transfer to stage 2		(3)
Transfer to stage 3	295	31
Provisions recognised during the period	40,192	2
Provisions reversed during the period		(12)
Translation adjustment	(19)
Ending Balance	$ 40,501	$ 33